Summary Of Significant Accounting Policies - Schedule of Composition of Property and Equipment between North America and Locations Outside of North America (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, net	$ 14,727	$ 15,334	$ 21,715
North America
Property Plant And Equipment [Line Items]
Property and equipment, net	9,986	10,205	16,976
Outside America
Property Plant And Equipment [Line Items]
Property and equipment, net	4,741	5,129	$ 4,739
Non-North America
Property Plant And Equipment [Line Items]
Property and equipment, net	$ 14,727	$ 15,334